Post-retirement benefits - Summary of movement in net defined benefit liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (723)	$ (470)
Amounts recognised in income statement	(147)	(33)
Amounts recognised in other comprehensive income	83	(461)
Employer contributions	107	237	$ 211
Assets transferred to defined contribution section	(7)	(6)
Currency exchange rate gains	29	10
Ending balance	(658)	(723)	$ (470)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(95)
Amounts recognised in income statement	(111)
Amounts recognised in other comprehensive income	58
Employer contributions	71
Assets transferred to defined contribution section	(7)
Currency exchange rate gains	2
Ending balance	(82)	(95)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(628)
Amounts recognised in income statement	(36)
Amounts recognised in other comprehensive income	25
Employer contributions	36
Assets transferred to defined contribution section	0
Currency exchange rate gains	27
Ending balance	$ (576)	$ (628)